UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
Common Stocks		Shares	Value

Auto Components — 0.5%
Delphi Automotive Plc (a)		14,721	$500,367

Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,037	33,698

Media — 0.0%
Adelphia Recovery Trust		396,568	79

Software — 0.0%
Bankruptcy Management Solutions, Inc. (a)		84	2

Total Common Stocks – 0.5%			534,146

		Par (000)
Corporate Bonds

Aerospace & Defense — 0.3%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	70	75,687
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		200	194,079

			269,766

Airlines — 0.4%
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1 6.72%, 1/02/23		143	157,255
Series 2009-1, Class B 9.75%, 12/17/16		37	41,820
US Airways Pass-Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14		205	212,833

			411,908

Auto Components — 1.3%
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)		150	151,500
Dana Holding Corp., 6.75%, 2/15/21		180	192,600
Icahn Enterprises LP, 8.00%, 1/15/18		670	711,875
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	177	311,939

			1,367,914

Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18	EUR	50	71,530
7.13%, 8/15/18 (b)		89	127,324

			198,854

Corporate Bonds		Par (000)	Value

Building Products — 0.5%
Building Materials Corp. of America (b):
7.00%, 2/15/20	USD	210	$228,900
6.75%, 5/01/21		230	251,850
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (b)		65	64,512

			545,262

Capital Markets — 2.5%
E*Trade Financial Corp.:
12.50%, 11/30/17		390	438,886
Series A, 1.74%, 8/31/19 (c)(d)		100	89,000
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		225	257,700
6.00%, 6/15/20		250	296,387
5.75%, 1/24/22		525	623,166
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (b)		170	199,076
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	359,252
Morgan Stanley, 5.63%, 9/23/19		320	360,898

			2,624,365

Chemicals — 3.1%
Celanese US Holdings LLC, 5.88%, 6/15/21		650	726,375
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	100	135,421
Hexion US Finance Corp., 6.63%, 4/15/20	USD	18	17,955
Huntsman International LLC:
4.88%, 11/15/20 (b)		180	178,200
8.63%, 3/15/21		65	73,612
INEOS Finance Plc, 7.50%, 5/01/20 (b)		85	87,762
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	98	138,429
Kraton Polymers LLC, 6.75%, 3/01/19	USD	45	46,463
LyondellBasell Industries NV, 5.75%, 4/15/24		664	796,800
Nexeo Solutions LLC, 8.38%, 3/01/18		65	61,750
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		60	62,100
PolyOne Corp., 7.38%, 9/15/20		80	86,800
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		350	357,875
TPC Group LLC, 8.25%, 10/01/17		125	138,750
Tronox Finance LLC, 6.38%, 8/15/20 (b)		325	320,125

			3,228,417

Commercial Banks — 1.6%
Amsouth Bank, Series AI, 4.85%, 4/01/13		650	656,961

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 1

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Commercial Banks (concluded)
Barclays Bank Plc, 5.14%, 10/14/20	USD	100	$104,420
CIT Group, Inc.:
5.25%, 3/15/18		110	116,738
6.63%, 4/01/18 (b)		110	123,200
5.50%, 2/15/19 (b)		120	127,800
5.00%, 8/15/22		90	94,362
HSBC Bank Plc, 7.65%, 5/01/25		350	454,853

			1,678,334

Commercial Services & Supplies — 1.3%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		61	63,745
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		183	192,651
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		11	11,275
Clean Harbors, Inc., 5.25%, 8/01/20		96	98,640
Covanta Holding Corp., 6.38%, 10/01/22		85	92,174
EC Finance Plc, 9.75%, 8/01/17	EUR	50	70,230
HDTFS, Inc. (b):
5.88%, 10/15/20	USD	75	77,437
6.25%, 10/15/22		95	98,444
Mobile Mini, Inc., 7.88%, 12/01/20		135	146,644
RSC Equipment Rental, Inc., 8.25%, 2/01/21		165	184,800
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	138,509
8.75%, 12/01/18		100	127,454
West Corp., 8.63%, 10/01/18	USD	50	51,625

			1,353,628

Communications Equipment — 1.0%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		175	189,875
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		578	631,465
10.13%, 7/01/20		186	208,320

			1,029,660

Computers & Peripherals — 0.0%
NCR Corp., 5.00%, 7/15/22 (b)		30	30,375

Construction & Engineering — 0.1%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		75	74,250

Construction Materials — 1.8%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	100	136,675
HD Supply, Inc. (b):
8.13%, 4/15/19	USD	937	1,056,467
11.00%, 4/15/20		230	265,650
Corporate Bonds		Par (000)	Value

Construction Materials (concluded)
HD Supply, Inc. (b) (concluded):
11.50%, 7/15/20	USD	255	$278,588
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	100	134,607

			1,871,987

Consumer Finance — 1.5%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	185	202,113
Ford Motor Credit Co. LLC, 2.75%, 5/15/15		500	509,139
SLM Corp., 5.38%, 5/15/14		675	708,440
Toll Brothers Finance Corp., 5.88%, 2/15/22		85	96,364

			1,516,056

Containers & Packaging — 1.1%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	260	361,137
Berry Plastics Corp., 8.25%, 11/15/15	USD	45	47,025
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	54	70,581
GCL Holdings SCA, 9.38%, 4/15/18 (b)		100	137,696
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	135	149,175
Sealed Air Corp., 6.50%, 12/01/20 (b)		180	188,100
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)		200	201,500

			1,155,214

Diversified Consumer Services — 0.5%
313 Group, Inc., 6.38%, 12/01/19 (b)		157	154,645
Service Corp. International, 4.50%, 11/15/20		307	310,838

			465,483

Diversified Financial Services — 6.9%
Aircastle Ltd., 6.25%, 12/01/19 (b)		174	176,610
Ally Financial, Inc.:
8.30%, 2/12/15		400	447,000
6.25%, 12/01/17		30	33,136
8.00%, 3/15/20		60	73,800
7.50%, 9/15/20		550	662,750
8.00%, 11/01/31		1,065	1,352,550
Bank of America Corp.:
4.50%, 4/01/15		375	400,378
6.50%, 8/01/16		410	476,240
5.63%, 10/14/16		100	113,780
5.75%, 12/01/17		240	277,553
Citigroup, Inc., 8.13%, 7/15/39		55	83,095

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 2

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Co-Operative Group Ltd., 5.63%, 7/08/20 (e)	GBP	100	$165,694
DPL, Inc., 7.25%, 10/15/21	USD	425	448,375
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	100	163,820
Itau Unibanco Holding SA, 5.75%, 1/22/21 (b)	USD	225	237,375
JPMorgan Chase & Co.:
5.50%, 10/15/40		175	213,460
5.60%, 7/15/41		175	217,598
Macquarie Bank Ltd., 5.00%, 2/22/17 (b)		200	218,160
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	100	134,607
7.88%, 8/15/19	USD	180	198,000
9.88%, 8/15/19		200	212,000
5.75%, 10/15/20 (b)		510	521,475
6.88%, 2/15/21		125	134,688
WMG Acquisition Corp., 11.50%, 10/01/18		151	170,630

			7,132,774

Diversified Telecommunication Services — 2.7%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		78	77,500
Level 3 Communications, Inc., 8.88%, 6/01/19 (b)		150	157,500
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,310	1,401,700
8.63%, 7/15/20		188	204,450
Qwest Corp., 7.25%, 10/15/35		200	205,500
Telefonica Emisiones SAU, 5.46%, 2/16/21		250	253,750
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	100	136,623
6.75%, 8/15/24		100	137,371
Windstream Corp.:
8.13%, 8/01/13	USD	45	46,800
7.88%, 11/01/17		142	157,265

			2,778,459

Electric Utilities — 2.6%
Nisource Finance Corp., 3.85%, 2/15/23		400	414,854
Oncor Electric Delivery Co. LLC, 4.10%, 6/01/22		325	352,764
Progress Energy, Inc., 7.75%, 3/01/31		1,000	1,402,916
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	400	525,243

			2,695,777

Electrical Equipment — 0.2%
GrafTech International Ltd., 6.38%, 11/15/20 (b)	USD	150	154,500

Corporate Bonds		Par (000)	Value

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	45	$52,875

Energy Equipment & Services — 4.7%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		145	142,100
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		55	57,200
6.50%, 6/01/21		200	210,000
Energy Transfer Partners LP, 5.20%, 2/01/22		600	674,726
Ensco Plc, 4.70%, 3/15/21		425	483,738
Forbes Energy Services Ltd., 9.00%, 6/15/19		130	117,325
FTS International Services LLC/ FTS International Services, Inc., 8.13%, 11/15/18 (b)		465	478,950
Key Energy Services, Inc., 6.75%, 3/01/21		160	160,400
MEG Energy Corp. (b):
6.50%, 3/15/21		330	344,438
6.38%, 1/30/23		45	46,688
Oil States International, Inc., 6.50%, 6/01/19		115	122,188
Peabody Energy Corp., 6.25%, 11/15/21		655	679,562
Precision Drilling Corp., 6.50%, 12/15/21		105	109,725
Seadrill Ltd., 5.63%, 9/15/17 (b)		535	535,000
Transocean, Inc., 6.50%, 11/15/20		550	662,462

			4,824,502

Food & Staples Retailing — 0.3%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	211	330,448

Food Products — 1.3%
Darling International, Inc., 8.50%, 12/15/18	USD	90	103,162
Mondelez International, Inc.:
6.50%, 8/11/17		600	737,219
6.13%, 8/23/18		250	309,200
Post Holdings, Inc., 7.38%, 2/15/22 (b)		185	197,719

			1,347,300

Gas Utilities — 0.2%
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		145	199,039

Health Care Equipment & Supplies — 1.8%
Biomet, Inc. (b):
6.50%, 8/01/20		390	407,550
6.50%, 10/01/20		630	623,700
DJO Finance LLC, 7.75%, 4/15/18		40	37,300

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 3

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Health Care Equipment & Supplies (concluded)
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)	USD	38	$42,655
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		410	472,525
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20		50	51,875
6.63%, 11/15/22		70	73,325
Teleflex, Inc., 6.88%, 6/01/19		105	113,137

			1,822,067

Health Care Providers & Services — 7.1%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		150	157,500
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	65	111,690
CHS/Community Health Systems, Inc., 5.13%, 8/15/18	USD	100	105,250
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	280,919
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	336,452
HCA, Inc.:
8.50%, 4/15/19	USD	40	44,900
6.50%, 2/15/20		685	768,912
7.88%, 2/15/20		35	39,331
7.25%, 9/15/20		805	897,575
5.88%, 3/15/22		148	160,950
4.75%, 5/01/23		560	565,600
Hologic, Inc., 6.25%, 8/01/20 (b)		240	255,000
IASIS Healthcare LLC, 8.38%, 5/15/19		270	255,150
INC Research LLC, 11.50%, 7/15/19 (b)		145	146,450
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		10	8,700
Omnicare, Inc., 7.75%, 6/01/20		260	287,625
Symbion, Inc., 8.00%, 6/15/16		125	128,750
Tenet Healthcare Corp.:
10.00%, 5/01/18		665	758,100
6.25%, 11/01/18		120	132,000
8.88%, 7/01/19		195	218,400
4.75%, 6/01/20 (b)		517	520,878
WellPoint, Inc., 5.95%, 12/15/34		1,000	1,207,627

			7,387,759

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	780,450

Hotels, Restaurants & Leisure — 2.4%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		140	150,413
10.00%, 12/15/18		541	344,887
Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Caesars Operating Escrow LLC, 9.00%, 2/15/20 (b)	USD	363	$363,000
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	51	63,343
Diamond Resorts Corp., 12.00%, 8/15/18	USD	310	334,800
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		50	48,250
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	100	135,908
MGM Resorts International:
10.38%, 5/15/14	USD	750	838,125
11.13%, 11/15/17		65	71,338
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(f)		50	—
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	100	151,403

			2,501,467

Household Durables — 1.3%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (b)	USD	145	154,425
The Ryland Group, Inc., 6.63%, 5/01/20		130	144,625
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	109	150,974
Standard Pacific Corp.:
10.75%, 9/15/16	USD	565	692,125
8.38%, 1/15/21		200	229,000

			1,371,149

Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	136,558

Independent Power Producers & Energy Traders — 2.5%
The AES Corp., 7.38%, 7/01/21	USD	95	105,213
Calpine Corp. (b):
7.25%, 10/15/17		72	77,040
7.50%, 2/15/21		72	79,560
7.88%, 1/15/23		63	70,245
Energy Future Holdings Corp., 10.00%, 1/15/20		765	812,812
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		450	501,750
Exelon Generation Co. LLC, 4.25%, 6/15/22 (b)		472	502,199
GenOn REMA LLC, Series C, 9.68%, 7/02/26		105	112,350
Laredo Petroleum, Inc.:
9.50%, 2/15/19		115	128,800
7.38%, 5/01/22		50	54,125
NRG Energy, Inc., 6.63%, 3/15/23 (b)		105	108,675
QEP Resources, Inc., 5.38%, 10/01/22		75	79,125

			2,631,894

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 4

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Industrial Conglomerates — 1.8%
The ADT Corp. (b):
3.50%, 7/15/22	USD	300	$301,063
4.88%, 7/15/42		200	202,030
Sequa Corp. (b):
11.75%, 12/01/15		460	476,100
13.50%, 12/01/15		854	888,429

			1,867,622

Insurance — 3.4%
American International Group, Inc., 6.40%, 12/15/20		1,130	1,385,459
Genworth Financial, Inc., 7.63%, 9/24/21		150	162,032
Lincoln National Corp., 8.75%, 7/01/19		575	762,939
MetLife Capital Trust X, 9.25%, 4/08/68 (b)		150	207,000
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		250	266,630
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		90	83,925
Prudential Financial, Inc., 5.38%, 6/21/20		400	469,575
TMF Group Holding BV, 5.50%, 12/01/19 (g)	EUR	100	131,843

			3,469,403

IT Services — 2.3%
Ceridian Corp., 8.88%, 7/15/19 (b)	USD	370	395,900
First Data Corp.:
7.38%, 6/15/19 (b)		481	494,227
8.88%, 8/15/20 (b)		195	213,525
6.75%, 11/01/20 (b)		250	251,875
8.25%, 1/15/21 (b)		111	110,723
12.63%, 1/15/21		425	447,312
SunGard Data Systems, Inc.:
7.38%, 11/15/18		280	298,550
6.63%, 11/01/19 (b)		205	209,100

			2,421,212

Machinery — 0.8%
SPX Corp., 6.88%, 9/01/17		65	72,800
UR Merger Sub Corp. (b):
5.75%, 7/15/18		50	53,875
7.38%, 5/15/20		125	136,562
7.63%, 4/15/22		550	609,125

			872,362

Media — 12.6%
Affinion Group, Inc., 7.88%, 12/15/18		290	232,000

Corporate Bonds		Par (000)	Value

Media (continued)
AMC Networks, Inc., 7.75%, 7/15/21	USD	80	$90,800
CCO Holdings LLC:
6.50%, 4/30/21		320	345,200
5.25%, 9/30/22		293	295,198
Checkout Holding Corp., 14.50%, 11/15/15 (b)(c)		245	164,150
Cinemark USA, Inc., 8.63%, 6/15/19		60	66,300
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (b)		137	124,156
9.00%, 3/01/21		276	243,570
Clear Channel Worldwide Holdings, Inc. (b):
6.50%, 11/15/22		167	166,165
6.50%, 11/15/22		452	454,260
DIRECTV Holdings LLC:
3.80%, 3/15/22		250	255,172
6.00%, 8/15/40		175	190,782
DISH DBS Corp.:
7.00%, 10/01/13		201	209,543
5.88%, 7/15/22		340	364,225
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		154	164,010
Intelsat Luxembourg SA:
11.25%, 2/04/17		440	466,400
11.50%, 2/04/17 (h)		480	509,400
Interactive Data Corp., 10.25%, 8/01/18		340	380,800
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		45	49,444
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	125	175,023
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	150	162,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		243	268,515
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	100	126,153
NBC Universal Media LLC, 6.40%, 4/30/40	USD	530	679,688
The New York Times Co., 6.63%, 12/15/16		500	545,000
News America, Inc., 6.20%, 12/15/34		825	1,007,870
Nielsen Finance LLC, 7.75%, 10/15/18		540	602,100
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	164,621
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	130	119,600
TCI Communications, Inc., 7.88%, 2/15/26		1,000	1,438,431

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 5

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media (concluded)
Time Warner Cable, Inc., 5.88%, 11/15/40	USD	410	$474,621
Unitymedia GmbH:
9.63%, 12/01/19	EUR	50	72,675
9.63%, 12/01/19 (b)		190	276,164
9.50%, 3/15/21		150	223,389
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (b)	USD	309	335,265
7.50%, 3/15/19	EUR	337	480,514
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	100	111,875
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	292	395,901
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	USD	200	217,000
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	165	236,157
Ziggo Finance BV, 6.13%, 11/15/17 (b)		88	122,889

			13,007,026

Metals & Mining — 3.8%
ArcelorMittal:
9.50%, 2/15/15	USD	100	111,385
4.25%, 2/25/15		80	80,804
4.25%, 8/05/15		70	70,714
4.25%, 3/01/16		50	50,218
Barrick Gold Corp., 2.90%, 5/30/16		225	237,083
Barrick North America Finance LLC, 5.70%, 5/30/41		250	290,771
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	100	133,306
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (b)	USD	10	9,750
Goldcorp, Inc., 2.00%, 8/01/14 (d)		220	249,012
New Gold, Inc. (b):
7.00%, 4/15/20		30	31,875
6.25%, 11/15/22		105	107,363
New World Resources NV:
7.88%, 5/01/18	EUR	65	86,438
7.88%, 5/01/18 (b)		76	101,066
Newmont Mining Corp.:
5.13%, 10/01/19	USD	225	259,447
Series A, 1.25%, 7/15/14 (d)		200	241,875
Novelis, Inc., 8.75%, 12/15/20		1,195	1,338,400
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	115	121,969
Taseko Mines Ltd., 7.75%, 4/15/19	USD	150	142,500
Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Vedanta Resources Plc, 8.25%, 6/07/21 (b)	USD	200	$216,000

			3,879,976

Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17		244	256,200
Dufry Finance SCA, 5.50%, 10/15/20 (b)		200	205,500

			461,700

Oil, Gas & Consumable Fuels — 10.4%
Access Midstream Partners LP, 6.13%, 7/15/22		100	106,000
Anadarko Petroleum Corp.:
5.95%, 9/15/16		365	423,363
6.38%, 9/15/17		75	90,056
6.95%, 6/15/19		150	191,155
Berry Petroleum Co., 6.38%, 9/15/22		90	92,700
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		100	101,500
Chesapeake Energy Corp.:
7.25%, 12/15/18		10	10,750
6.63%, 8/15/20		90	94,275
6.13%, 2/15/21		95	96,188
Concho Resources, Inc.:
7.00%, 1/15/21		80	88,200
6.50%, 1/15/22		50	54,500
CONSOL Energy, Inc., 8.25%, 4/01/20		625	667,187
Continental Resources, Inc.:
7.13%, 4/01/21		135	152,213
5.00%, 9/15/22		145	153,700
Copano Energy LLC, 7.13%, 4/01/21		85	89,569
Denbury Resources, Inc., 8.25%, 2/15/20		154	174,020
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21		500	568,772
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		145	163,487
7.75%, 6/15/19		320	344,000
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	532,695
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		60	64,950
EV Energy Partners LP, 8.00%, 4/15/19		55	57,750
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		70	75,775
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22		475	506,517
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		100	109,000

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 6

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Linn Energy LLC:
6.50%, 5/15/19	USD	35	$35,525
6.25%, 11/01/19 (b)		342	343,282
7.75%, 2/01/21		170	179,350
MarkWest Energy Partners LP:
6.25%, 6/15/22		30	32,625
5.50%, 2/15/23		40	42,100
Newfield Exploration Co., 5.63%, 7/01/24		70	74,900
Nexen, Inc., 6.40%, 5/15/37		150	192,251
Oasis Petroleum, Inc.:
7.25%, 2/01/19		90	95,850
6.50%, 11/01/21		110	115,775
Offshore Group Investments Ltd., 11.50%, 8/01/15		41	45,100
OGX Petroleo e Gas Participaçőes SA, 8.50%, 6/01/18 (b)		400	348,000
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		35	36,750
PDC Energy, Inc., 7.75%, 10/15/22 (b)		75	75,750
Petrobras International Finance Co.:
3.88%, 1/27/16		1,100	1,165,538
5.88%, 3/01/18		200	229,943
7.88%, 3/15/19		100	125,381
6.88%, 1/20/40		25	31,741
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		210	220,500
Pioneer Natural Resources Co., 6.88%, 5/01/18		35	42,909
Plains Exploration & Production Co., 6.88%, 2/15/23		235	242,050
Range Resources Corp.:
8.00%, 5/15/19		45	49,500
5.75%, 6/01/21		350	371,875
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		380	410,400
6.50%, 11/01/20 (b)		120	120,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		285	297,112
8.13%, 10/15/22		45	48,150
7.50%, 2/15/23		155	161,200
SM Energy Co., 6.63%, 2/15/19		45	47,588
Western Gas Partners LP, 5.38%, 6/01/21		325	372,759
The Williams Cos., Inc., 8.75%, 3/15/32		124	168,956

			10,731,182

Paper & Forest Products — 1.3%
Boise Paper Holdings LLC:
9.00%, 11/01/17		45	49,050
8.00%, 4/01/20		50	54,375
Clearwater Paper Corp.:
10.63%, 6/15/16		160	175,600
Corporate Bonds		Par (000)	Value

Paper & Forest Products (concluded)
Clearwater Paper Corp. (concluded):
7.13%, 11/01/18	USD	215	$233,275
International Paper Co.:
7.95%, 6/15/18		220	284,797
7.30%, 11/15/39		5	6,878
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		120	125,700
NewPage Corp., 11.38%, 12/31/14 (a)(f)		845	405,600
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		50	48,000

			1,383,275

Pharmaceuticals — 1.9%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	100	146,962
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	USD	125	140,625
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		285	300,675
6.38%, 10/15/20		145	154,063
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22		550	565,709
Wyeth LLC, 6.50%, 2/01/34		500	695,923

			2,003,957

Professional Services — 0.0%
FTI Consulting, Inc., 6.75%, 10/01/20		12	12,750

Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		290	305,225
HCP, Inc., 5.38%, 2/01/21		225	258,899
The Rouse Co. LP, 6.75%, 11/09/15		145	152,431

			716,555

Real Estate Management & Development — 2.0%
CBRE Services, Inc., 6.63%, 10/15/20		90	98,325
Lennar Corp., 4.75%, 11/15/22 (b)		110	106,425
Mattamy Group Corp., 6.50%, 11/15/20 (b)		100	100,000
Realogy Corp.:
11.50%, 4/15/17		110	119,075
12.00%, 4/15/17		35	37,800
7.88%, 2/15/19 (b)		951	1,008,060
7.63%, 1/15/20 (b)		130	144,950
Shea Homes LP, 8.63%, 5/15/19		445	489,500

			2,104,135

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 7

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Road & Rail — 1.4%
Canadian National Railway Co., 6.90%, 7/15/28	USD	500	$700,140
The Hertz Corp.:
7.50%, 10/15/18		285	312,075
7.38%, 1/15/21		360	391,500

			1,403,715

Software — 1.1%
Infor US, Inc., 9.38%, 4/01/19		630	702,450
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		130	133,900
Oracle Corp., 5.38%, 7/15/40		210	265,405

			1,101,755

Specialty Retail — 1.4%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		130	144,625
Claire's Stores, Inc., 9.00%, 3/15/19 (b)		85	90,419
House of Fraser Funding Plc:
8.88%, 8/15/18	GBP	125	202,272
8.88%, 8/15/18 (b)		100	161,817
Limited Brands, Inc., 8.50%, 6/15/19	USD	320	390,400
QVC, Inc. (b):
7.13%, 4/15/17		80	84,217
7.50%, 10/01/19		135	148,681
7.38%, 10/15/20		95	105,317
Sonic Automotive, Inc., 9.00%, 3/15/18		115	126,356

			1,454,104

Tobacco — 0.1%
Altria Group, Inc., 9.95%, 11/10/38		50	82,668

Trading Companies & Distributors — 0.3%
Air Lease Corp., 4.50%, 1/15/16 (b)		257	258,928

Wireless Telecommunication Services — 6.6%
America Movil SAB de CV:
2.38%, 9/08/16		200	208,962
5.00%, 3/30/20		400	470,415
American Tower Corp.:
4.50%, 1/15/18		375	411,655
4.70%, 3/15/22		380	419,772
Cricket Communications, Inc., 7.75%, 5/15/16		480	507,600
Crown Castle International Corp., 5.25%, 1/15/23 (b)		115	120,175
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	456,209

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services (concluded)
Digicel Group Ltd. (b):
8.25%, 9/01/17	USD	365	$391,462
10.50%, 4/15/18		90	99,000
8.25%, 9/30/20		220	233,750
MetroPCS Wireless, Inc., 6.63%, 11/15/20		140	148,050
Phones4u Finance Plc:
9.50%, 4/01/18		100	165,022
9.50%, 4/01/18 (b)	GBP	100	165,021
SBA Tower Trust, 4.25%, 4/15/40 (b)		325	342,187
Sprint Capital Corp., 6.88%, 11/15/28	USD	530	545,900
Sprint Nextel Corp. (b):
9.00%, 11/15/18		1,216	1,498,720
7.00%, 3/01/20		560	648,200

			6,832,100

Total Corporate Bonds – 104.5%			108,032,916

Floating Rate Loan Interests (i)

Airlines — 0.2%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		162	163,056

Auto Components — 0.5%
Schaeffler AG:
Term Loan B, 4.11%, 1/27/15	EUR	270	344,126
Term Loan C-2, 6.00%, 1/27/17	USD	145	146,767

			490,893

Building Products — 0.2%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19		150	150,750

Capital Markets — 0.3%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		343	347,287

Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		418	422,664

Commercial Services & Supplies — 0.5%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		160	161,680
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		137	139,031
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		225	227,392

			528,103

Communications Equipment — 0.7%
Zayo Group LLC, Term Loan B, 7.13%, 7/02/19		753	757,714

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 8

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (i)		Par (000)	Value

Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17	USD	750	$750,000

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		409	419,584

Consumer Finance — 1.7%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		1,750	1,728,562

Diversified Consumer Services — 0.5%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		486	481,922

Diversified Financial Services — 0.5%
Residential Capital LLC:
DIP Term Loan A1, 5.00%, 11/18/13		455	455,191
DIP Term Loan A2, 6.75%, 11/18/13		65	65,325

			520,516

Diversified Telecommunication Services — 0.6%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		135	135,000
2019 Term Loan B, 5.25%, 8/01/19		110	110,687
Term Loan, 4.75%, 8/01/19		350	351,750

			597,437

Energy Equipment & Services — 1.6%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		611	630,827
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		986	1,026,906

			1,657,733

Food Products — 0.1%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17		80	80,740

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		135	136,346
Hupah Finance, Inc., Term Loan B, 6.25% - 7.25%, 1/21/19		279	281,038
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		105	105,523

			522,907

Health Care Providers & Services — 0.5%
Harden Healthcare LLC:
Additional Term Loan A, 7.75%, 3/02/15		142	137,999
Floating Rate Loan Interests (i)		Par (000)	Value

Health Care Providers & Services (concluded)
Harden Healthcare LLC (concluded):
Term Loan A, 8.50%, 3/02/15	USD	142	$138,917
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		199	187,619

			464,535

Hotels, Restaurants & Leisure — 2.2%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		85	76,529
Term Loan B1, 3.21%, 1/28/15		195	188,906
Term Loan B2, 3.21%, 1/28/15		155	150,156
Term Loan B3, 3.22%, 1/28/15		25	24,219
Term Loan B4, 9.50%, 10/31/16		54	55,446
Harrah's Property Co., Mezzanine Term Loan, 3.20%, 2/13/13		1,100	923,538
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/24/20		185	185,000
Station Casinos, Inc.:
Term Loan B, 5.50%, 9/07/19		370	370,925
Term Loan B1, 3.21%, 6/17/16		277	268,473

			2,243,192

Industrial Conglomerates — 0.1%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14		64	64,196

IT Services — 0.3%
First Data Corp., Extended 2018 Term Loan B, 4.21%, 3/23/18		285	271,177

Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		239	238,542

Machinery — 0.2%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		213	215,078

Media — 3.5%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		20	18,214
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		40	30,224
Tranche 1 Incremental, 7.50%, 7/03/14		479	387,189
Clear Channel Communications, Inc.:
Term Loan B, 3.86%, 1/29/16		338	274,090
Term Loan C, 3.86%, 1/29/16		91	71,797
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		105	105,733

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 9

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (i)		Par (000)	Value

Media (concluded)
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19	USD	235	$235,815
Intelsat Jackson Holdings SA., Term Loan B-1, 4.50%, 4/02/18		2,379	2,384,544
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		150	150,406

			3,658,012

Metals & Mining — 1.0%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		150	149,625
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		855	857,138

			1,006,763

Oil, Gas & Consumable Fuels — 1.2%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		515	505,987
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		343	343,041
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		85	85,531
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		355	349,675

			1,284,234

Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		250	249,845

Pharmaceuticals — 0.1%
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		109	110,657

Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/01/19		135	134,629

Real Estate Investment Trusts (REITs) — 0.2%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		210	210,242

Real Estate Management & Development — 0.5%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16		56	55,592
Extended Term Loan, 4.46%, 10/10/16		426	424,960
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		65	64,188

			544,740

Floating Rate Loan Interests (i)		Par (000)	Value

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.50%, 9/29/17	USD	110	$109,725

Software — 0.4%
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		444	447,993

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		403	394,915

Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc. (h):
Term Loan, 6.88%, 8/11/15		831	847,258
Term Loan B, 6.25%, 7/11/16		413	423,844

			1,271,102

Total Floating Rate Loan Interests – 21.8%			22,539,445

Foreign Agency Obligations – 0.2%

Qatar Government International Bond, 4.00%, 1/20/15 (b)		200	210,500

Municipal Bonds – 0.4%

Metropolitan Transportation Authority, RB, Build America Bonds, Series TR, 6.81%, 11/15/40		300	400,986

Other Interests – 0.0% (j)		Beneficial Interest (000)

Adelphia Communications Corp., Class A		400	3,040

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 10

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value

Capital Trusts

Capital Markets — 0.2%
State Street Capital Trust IV, 1.31%, 6/01/67 (i)	USD	200	$154,500

Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (i)		305	205,113

Total Capital Trusts – 0.4%			359,613

Preferred Stocks		Shares

Diversified Financial Services — 0.8%
Ally Financial, Inc., 7.00% (b)		932	907,419

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)		3,277	65,474

Total Preferred Stocks – 0.9%			972,893

Trust Preferreds – 0.4%

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (i)		15,860	411,542

Total Preferred Securities – 1.7%			1,744,048

US Government Sponsored Agency Securities – 0.2%		Par (000)

Collateralized Mortgage Obligations — 0.2%
Ginnie Mae Mortgage-Backed Securities, Series 2006-68, Class B, 5.16%, 6/16/31 (i)	USD	201	204,186

US Treasury Obligations

US Treasury Bonds, 3.00%, 5/15/42		700	732,157
US Treasury Notes:
2.00%, 2/15/22		70	73,199
1.63%, 8/15/22		200	201,047

Total US Treasury Obligations – 1.0%			1,006,403

Warrants – 0.0% (k)		Shares	Value

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		56	$—

Total Long-Term Investments (Cost – $126,778,642) – 130.3%			134,675,670

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (l)(m)		1,803,949	1,803,949

Total Short-Term Securities (Cost – $1,803,949) – 1.7%			1,803,949

Options Purchased		Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Group, Inc.		6	—

		Notional Amount (000)

Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 1.40% and pay floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.	USD	600	10,980

Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 0.71% and receive a floating rate based on 6-month LIBOR, Expires 7/01/13, Broker Credit Suisse Group AG		4,525	1,880
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 9/16/13, Broker Credit Suisse Group AG		600	325
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG		1,000	20,873

			23,078

Total Options Purchased (Cost – $84,104) – 0.1%			34,058

Total Investments Before Options Written (Cost – $128,666,695*) – 132.1%			136,513,677

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 11

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Interest Rate Call Swaptions — (0.1)%
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.	USD	600	$(10,980)
Pay a fixed rate of 2.33% and receive a floating rate based on 3-month LIBOR, Expires 10/02/14, Broker Credit Suisse Group AG		800	(37,540)

			(48,520)

Over-the-Counter Interest Rate Put Swaptions — (0.0)%
Receive a fixed rate of 2.33% and pay a floating rate based on 3-month LIBOR, Expires 10/02/14, Broker Credit Suisse Group AG		800	(27,215)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG		2,000	(18,850)

			(46,065)

Total Options Written (Premiums Received – $114,000) – (0.1)%			(94,585)

Total Investments, Net of Options Written – 132.0%			136,419,092
Liabilities in Excess of Other Assets – (32.0)%			(33,056,100)

Net Assets – 100.0%			$103,362,992

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$128,909,016

	Gross unrealized appreciation	$9,066,166
	Gross unrealized depreciation	(1,461,505)

	Net unrealized appreciation	$7,604,661

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Convertible security.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs Group, Inc.	$131,843	$1,788

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Variable rate security. Rate shown is as of report date.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(l)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	--	1,803,949	1,803,949	$181

(m)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
DIP	Debtor-In-Possession
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 12

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Financial futures contracts purchased as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
60	2-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	13,227,187	$1,136
29	5-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	3,616,844	8,926
8	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2013	USD	1,327,500	5,396
Total						$15,458

•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
29	10-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	3,875,578	$(10,429)
30	30-Year US Treasury Bond	Chicago Board of Trade	March 2013	USD	4,501,875	(16,250)
Total						$(26,679)

•	Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	7,000	USD	11,180	Citigroup, Inc.	1/16/13	$34
USD	1,682,983	GBP	1,050,000	Goldman Sachs Group, Inc.	1/16/13	857
USD	154,480	GBP	97,000	Royal Bank of Scotland Group Plc	1/16/13	(916)
USD	168,323	GBP	106,000	UBS AG	1/16/13	(1,491)
USD	112,904	GBP	71,000	UBS AG	1/16/13	(839)
USD	176,760	GBP	110,000	UBS AG	1/16/13	537
EUR	10,000	USD	12,733	Citigroup, Inc.	1/23/13	279
EUR	17,000	USD	21,715	Citigroup, Inc.	1/23/13	405
EUR	360,000	USD	464,894	Citigroup, Inc.	1/23/13	3,546
USD	194,193	EUR	150,000	Citigroup, Inc.	1/23/13	(991)
USD	38,971	EUR	30,000	UBS AG	1/23/13	(65)
USD	6,390,462	EUR	4,873,000	UBS AG	1/23/13	49,599
Total						$50,955

•	Credit default swaps on single name issues - buy protection outstanding as of November 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	USD	110	$(2,916)
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	500	(5,698)
Total						$(8,614)

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 13

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Credit default swaps on single name issues - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Metlife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	150	$8,842
Metlife, Inc.	1.00%	UBS AG	9/20/15	A-	USD	175	5,565
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	98	3,088
ARAMARK Corp.	5.00%	Goldman Sachs & Co.	6/20/16	B	USD	150	11,726
ARAMARK Corp.	5.00%	Goldman Sachs & Co.	6/20/16	B	USD	150	10,948
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B	USD	50	3,807
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B	USD	100	7,613

Total							$51,589

[1]	Using Standard & Poor’s (S&P’s) rating.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of November 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.44%[3]	3-month LIBOR	Chicago Mercantile	8/29/14	USD	2,000	$(2,583)
2.48%[3]	3-month LIBOR	Credit Suisse Group AG	7/05/42	USD	500	8,735
2.26%[3]	3-month LIBOR	Goldman Sachs Group, Inc.	7/26/42	USD	200	13,239
2.46%[3]	3-month LIBOR	Deutsche Bank AG	8/07/42	USD	500	10,714
2.51%[3]	3-month LIBOR	Credit Suisse Group AG	8/10/42	USD	200	2,520

Total						$32,625

[3]	Trust pays the fixed rate and receives the floating rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 14

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$79	$500,367	$33,700	$534,146
Corporate Bonds	—	107,955,416	77,500	108,032,916
Floating Rate Loan Interests	—	17,822,379	4,717,066	22,539,445
Foreign Agency Obligations	—	210,500	—	210,500
Municipal Bonds	—	400,986	—	400,986
Other Interests	—	3,040	—	3,040
Preferred Securities	477,016	1,267,032	—	1,744,048
US Government Sponsored Agency Securities	—	204,186	—	204,186
US Treasury Obligations	—	1,006,403	—	1,006,403
Short-Term Securities	1,803,949	—	—	1,803,949
Total	$2,281,044	$129,370,309	$4,828,266	$136,479,619

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	--	$51,589	--	$51,589
Foreign currency exchange contracts	--	55,257	--	55,257
Interest rate contracts	$15,458	69,266	--	84,724
Liabilities:
Credit contracts	--	(8,614)	--	(8,614)
Foreign currency exchange contracts	--	(4,302)	--	(4,302)
Interest rate contracts	(26,679)	(97,168)	--	(123,847)
Total	$(11,221)	$66,028	--	$54,807

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 15

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$468,441	--	--	$468,441
Foreign currency at value	1,921	--	--	1,921
Cash pledged as collateral for financial futures contracts	98,660	--	--	98,660
Cash pledged as collateral for swaps	10,000	--	--	10,000
Liabilities:
Loans payable	--	$ (35,000,000)	--	(35,000,000)
Total	$579,022	$ (35,000,000)	--	$(34,420,978)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2012	$1	--	$ 4,212,613	$ 4,212,614
Transfers into Level 3[1]	--	--	960,665	960,665
Transfers out of Level 3[1]	--	--	(546,863)	(546,863)
Accrued discounts/premiums	--	(319)	1,970	1,651
Net realized gain (loss)	(5)	--	8,003	7,998
Net change in unrealized appreciation/depreciation[2]	(13,221)	(30,090)	(8,915)	(52,226)
Purchases	46,925	107,909	494,313	649,147
Sales	--	--	(404,720)	(404,720)
Closing Balance, as of November 30, 2012	$33,700	$ 77,500	$ 4,717,066	$ 4,828,266

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $(44,373).

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 16

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of November 30, 2012. The table does not include Level 3 investments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of Level 3 investments. The value of Level 3 investments derived using prices from prior transactions and/or third party pricing information is $3,690,152.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$33,698	Restructure Terms[3]	N/A	--	--
Corporate Bonds	77,500	Restructure Terms[3]	N/A	--	--
Floating Rate Loan Interests	1,026,916	Market Comparable Companies	Yield	9.64%	9.64%
		Cost	N/A4	--	--
Total	$1,138,114

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield	Decrease	Increase

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.
[3]	Investment is valued based on the company’s financial restructuring plan.
[4]	The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2012 17

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Strategic Bond Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Strategic Bond Trust

Date: January 23, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Strategic Bond Trust

Date: January 23, 2013